other operating income (Tables)	6 Months Ended
Jun. 30, 2018
other operating income
Schedule of other operating income

		Three months		Six months
Periods ended June 30 (millions)	Note	2018	2017	2018	2017
Government assistance, including deferral account amortization		$6	$7	$12	$14
Investment income, gain (loss) on disposal of assets and other		7	7	26	13
Interest income	21(c)	—	—	1	—

		$13	$14	$39	$27